                       AMERICAN INDEPENDENCE FUNDS TRUST
                                 IS MANAGED BY
                  INTRUST FINANCIAL SERVICES, INC. ("INTRUST")

                                   QUESTIONS?
                           Call 888-266-8787 or your
                           investment representative.

                          AMERICAN INDEPENDENCE FUNDS

                                   STOCK FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                              ULTRASHORT BOND FUND
                             INTERMEDIATE BOND FUND
                          KANSAS TAX-EXEMPT BOND FUND
                               MONEY MARKET FUND

                                   PROSPECTUS
                                 MARCH 1, 2003

                       [AMERICAN INDEPENDENCE FUNDS LOGO]
                     THE SECURITIES AND EXCHANGE COMMISSION
                     HAS NOT APPROVED THE SHARES DESCRIBED
                        IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                        THE NOTICE OF PRIVACY POLICY AND
                       PRACTICES OF THE FUNDS IS INCLUDED
                        WITH THIS PROSPECTUS BUT IS NOT
                           CONSIDERED TO BE A PART OF
                                THE PROSPECTUS.

TABLE OF CONTENTS

[ICON]

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.


   3  Stock Fund
   7  International Multi-Manager Stock Fund
  11  UltraShort Bond Fund
  15  Intermediate Bond Fund
  19  Kansas Tax-Exempt Bond Fund
  23  Money Market Fund


[ICON]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Review this section for information on investment strategies and their risks.


  27  Stock Fund
  29  International Multi-Manager Stock Fund
  31  UltraShort Bond Fund
  33  Intermediate Bond Fund
  35  Kansas Tax-Exempt Bond Fund
  37  Money Market Fund


[ICON]

FUND MANAGEMENT
--------------------------------------------------------------------------------

Review this section for details on the people and organizations who oversee the Funds.


  40  The Investment Adviser
  40  Portfolio Managers
  41  Sub-Advisers
  42  The Distributor


[ICON]

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.


  43  Pricing of Fund Shares
  44  Purchasing and Adding to Your Shares
  47  Selling Your Shares
  49  General Policies on Selling Shares
  51  Distribution Arrangements
  55  Dividends, Distributions and Taxes
  56  Exchanging Your Shares


[ICON]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



  57



BACK COVER
--------------------------------------------------------------------------------



      Where to Learn More About the Funds

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               STOCK FUND

    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with long-term
                                      capital appreciation.

    PRINCIPAL                         The Fund normally invests at least 80% of its net assets,
    INVESTMENT STRATEGIES             plus borrowings for investment purposes, in common and/or
                                      preferred stocks and at least 65% of its total assets in
                                      such stocks issued by U.S. companies with large market
                                      capitalizations (over $5 billion) at the time of purchase.
                                      The Fund's investment adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e. priced less than its real worth). The
                                      Fund's investment adviser also considers the company's
                                      soundness and earnings prospects. If the Fund's investment adviser determines a company may no longer benefit from the current market and economic environment and shows declining fundamentals, it will eliminate the Fund's holding of the
                                      company's stock. The Fund may also invest in securities that are convertible into common stock and preferred stock.

    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund, will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      Other principal risks include:

    INVESTMENT                        Investment style risk is the chance that returns from
    STYLE RISK                        large-capitalization stocks, selected using a value oriented approach, will trail returns from other asset classes or the overall stock market.

    MARKET RISK                       Market risk is the chance that the value of the Fund's
                                      investments in stocks will decline due to drops in the stock market.

    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



The bar chart and the table give some indication of the risks of an investment in the Fund by showing in the bar chart how the Fund has performed from year to year and by comparing in the table the Fund's performance over time to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500(R)"), a widely recognized, unmanaged index of common stocks. Prior to December 1999, the Fund was managed by another sub-adviser.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect voluntary and contractual fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for the Premium Class will differ from the Service Class returns because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance does not indicate how the Fund will perform in the future.


              STOCK FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                              9.85
1999                                                                             -4.15
2000                                                                             23.99
2001                                                                             -1.19
2002                                                                            -17.57

 Best quarter:           12.40%    Q3   '00
 Worst quarter:         -17.89%    Q3   '02
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED   FIVE YEARS ENDED
                                                                  DECEMBER 31,      DECEMBER 31,       SINCE
                                                 INCEPTION            2002              2002         INCEPTION
                                              ----------------------------------------------------------------
 SERVICE CLASS -- RETURN BEFORE TAXES(2)      January 21, 1997      -21.71%             0.21%          3.02%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                             -22.27%            -1.65%          1.06%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS (2) AND
 SALE OF SHARES                                                     -13.33%            -0.65%          1.55%
                                              ----------------------------------------------------------------
 S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                     January 23, 1997      -22.10%            -0.59%          3.41%
--------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               STOCK FUND
                                               FEES AND EXPENSES

As an investor in the Stock Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                  5.00%             None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                     1.00%            1.00%
 Distribution (12b-1) fee(2,3)           0.25%            0.75%
 Other expenses(1,3)                     0.62%            0.62%
 Total Fund operating expenses           1.87%            2.37%
 Fee waivers(1,2,3)                      0.58%            1.08%
 Net Expenses(3)                         1.29%            1.29%

   ---------------

   (1) INTRUST is currently contractually waiving a portion of its management fee due from the Fund such that total expenses after fee waivers by INTRUST and BISYS are limited to 1.29% for both Service shares and Premium shares.

   (2) BISYS Fund Services, LP ("BISYS") is currently contractually waiving its entire Distribution Fee.

   (3) The contractual expense limitations are in effect through March 1, 2004.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               STOCK FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1        3        5       10
 STOCK FUND                       YEAR    YEARS    YEARS    YEARS
 SERVICE SHARES                   $625   $1,003   $1,405   $2,527

 PREMIUM SHARES                   $131   $  634   $1,163   $2,614
 ----------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND

   The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio"), a series of the AMR Investment Services Trust ("AMR Trust") managed by AMR Investment Services, Inc. (the "Manager").


    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with long-term
                                      capital appreciation. The Fund seeks its objective by
                                      investing in equity securities of issuers based outside of the United States.

    PRINCIPAL                         In attempting to achieve its investment objective, the Fund
    INVESTMENT STRATEGIES             invests in the Portfolio which, under ordinary
                                      circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks and
                                      securities convertible into common stocks of issuers in at least three different countries located outside the United
                                      States. The Manager allocates the assets of the Portfolio
                                      among four investment advisers.
                                      The Manager selects securities based upon a country's
                                      economic outlook, market valuation and potential changes in currency exchange rates. When purchasing equity securities, primary emphasis is placed on undervalued securities with
                                      above average growth expectations.

    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. By investing all of its investable assets in the Portfolio, the
                                      Fund may be subject to changes approved by other investors in the Portfolio (see "Distribution Arrangements" -- "Master
                                      Feeder Fund Arrangements"). Other principal risks include:

    MARKET RISK                       Market risk is the chance that the value of the Fund's
                                      investments in stocks will decline due to drops in the stock market.

    FOREIGN INVESTMENT RISK           Overseas investing carries potential risks, including
                                      currency, political and foreign issuer risks not associated with domestic investments.

    DERIVATIVES RISK                  The Fund may use derivatives, such as futures contracts,
                                      foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency
                                      exchange rates in utilizing a derivatives strategy for the
                                      Fund, the Fund could lose money.

    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

The bar chart and table on this page show how the International Multi-Manager Stock Fund has performed from year to year. This performance includes the performance of the Portfolio in which the Fund currently invests 100% of its assets and the American AAdvantage International Equity Fund--Institutional Class (the "Predecessor"). The Predecessor was organized on August 7, 1991 and operated as a stand alone fund until it became one of the initial feeder trusts ("Initial Feeder Fund") of the Portfolio when the American AAdvantage Funds reorganized into a master-feeder structure on November 1, 1995. The performance shown in the bar chart and table represents: the actual performance of the Fund since January 20, 1997 (its inception) through December 31, 2002; the actual performance of the Portfolio from November 1, 1995 (its inception) through January 19, 1997(2); and the actual performance of the Predecessor from August 7, 1991 (its inception) through October 31, 1995. This performance would have been significantly lower, taking into account the current fees of the Fund, because the Portfolio's performance reflects no fees at the feeder level and the Predecessor had lower fees.
The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, a widely recognized, unmanaged representative of the aggregate performance of international stock markets.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, which, if otherwise, would cause performance to be lower. Of course, past performance does not indicate how the Fund will perform in the future.


              INTERNATIONAL MULTI-MANAGER STOCK FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR CHART IN %]

1993                                                                             42.21
----                                                                             -----
1994                                                                              1.01
1995                                                                             17.83
1996                                                                              20.1
1997                                                                              8.82
1998                                                                             11.29
1999                                                                             26.45
2000                                                                             -4.29
2001                                                                            -15.78
2002                                                                            -13.95



 Best quarter:           15.10%  Q4   '98
 Worst quarter:         -22.23%  Q3   '02
 ---------------------------------------------

       -------------------

       (1) These figures reflect year-by-year total returns for the Fund, the Portfolio and the Predecessor and are as of December 31 of each year. They do not reflect sales charges and would be lower, if sales charges were included.

       (2) The performance of the Portfolio was calculated by adjusting the performance of the Initial Feeder Fund to exclude fees and expenses paid at the level of the Initial Feeder Fund.
       The returns for the Premium Class will differ from the Service Class returns because of differences in expenses of each class. Premium Class has not yet been offered to the public.

       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     TEN YEARS ENDED
                                             DECEMBER 31, 2002    DECEMBER 31, 2002   DECEMBER 31, 2002
                                            -----------------------------------------------------------
 SERVICE CLASS(3) -- RETURN BEFORE TAXES          -18.23%               -1.50%              7.44%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS              -18.77%               -2.62%              6.75%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF SHARES                                   -11.20%               -1.26%              6.20%
                                            -----------------------------------------------------------
 MSCI EAFE INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                     -15.66%               -2.61%              4.30%
-------------------------------------------------------------------------------------------------------

(3) These figures reflect deduction of sales charges.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               FEES AND EXPENSES

As an investor in the International Multi-Manager Stock Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                  5.00%             None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                     0.77%            0.77%
 Distribution (12b-1) fee(2,3)           0.25%            0.75%
 Other expenses(3)                       0.69%            0.69%
 Total Fund operating expenses           1.71%            2.21%
 Fee waivers(1,2,3)                      0.42%            0.92%
 Net Expenses(3)                         1.29%            1.29%

   ---------------

   (1) INTRUST is entitled to receive 0.40% in management fees from the Fund. INTRUST is currently contractually waiving a portion of its management fees such that total expenses after fee waivers by INTRUST and BISYS are limited to 1.29% for both Service shares and Premium shares. Because the Fund invests all of its assets in the Portfolio, the Fund must pay its proportionate share of management fees (0.37%) to the Portfolio.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) Reflects expenses of both the Fund and the Portfolio. The contractual expense limitations are in effect through March 1, 2004. The Fund must pay its proportionate share of administration fees of the Portfolio. The Fund's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities in which the Fund may invest.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


 INTERNATIONAL MULTI-MANAGER       1        3        5       10
 STOCK FUND                       YEAR   YEARS   YEARS    YEARS
 SERVICE SHARES                   $625   $969   $1,336   $2,366

 PREMIUM SHARES                   $131   $598   $1.092   $2,453
 --------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               ULTRASHORT BOND FUND*

    INVESTMENT OBJECTIVES             The Fund's goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.



    PRINCIPAL                         The Fund normally invests at least 80% of its net assets,
    INVESTMENT STRATEGIES             plus borrowings for investment purposes, in short-term bonds such as U.S. Government Securities, corporate bonds and
                                      asset-backed securities (including mortgage-backed
                                      securities) ("Bonds").



                                      The Bonds' maturities (i.e. the date when a bond issuer
                                      agrees to return the bond's principal, or face value, to the bond's buyer, or, in the case of asset-backed securities,
                                      the average life of such principal payments) will range from short-term (including overnight) to 12 years. Under normal conditions, the Fund intends to maintain a dollar weighted average maturity of between 1 and 2 years, when weighted
                                      according to the Fund's holdings. At least 65% of the Fund's total assets will be invested in Bonds that are rated, at
                                      the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a
                                      nationally recognized statistical rating organization, such as Moody's Investor Services, Inc. ("Moody's"), Standard &
                                      Poor's Corporation ("S&P") or Fitch Investors Services, Inc.
                                      ("Fitch"), or which are unrated and determined by the Fund's investment adviser to be of comparable quality.



    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      Other principal risks include:



    INTEREST RATE RISK                Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates.



    CREDIT RISK                       Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.



    PREPAYMENT RISK AND               The Fund's investments in mortgage-related securities are
    EXTENSION RISK                    subject to the risk that the principal amount of the
                                      underlying mortgage may be repaid prior to the bond's
                                      maturity date. Prepayment exposes the Fund to the risk of
                                      lower return upon subsequent reinvestment of the principal.
                                      When interest rates rise such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension risk the value of such securities may decline.



    INCOME RISK                       Income risk is the chance that falling interest rates will cause the Fund's income to decline.



    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.



                                      ------------
                                      * Prior to March 1, 2002, the Fund was known as the Short
                                        Term Bond Fund

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



The bar chart on this page shows how the UltraShort Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to those of the Lehman Brothers 1-3 Year Government Bond Index and the Lehman Short 9-12 Month Treasury Index, each a widely recognized, unmanaged index generally representative of short-term government securities. The table also compares the Fund's performance to that of the Lipper Short Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reduction, the Fund's performance would have been lower.
The returns for the Premium Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance does not indicate how the Fund will perform in the future.


              ULTRASHORT BOND FUND
              PERFORMANCE BAR CHART AND TABLE

     YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)
[BAR CHART IN %]

1998                                                                             6.63
----                                                                             ----
1999                                                                             2.28
2000                                                                             8.33
2001                                                                             6.73
2002                                                                             3.65



 Best quarter:            3.21%  Q3   '01
 Worst quarter:          -0.31%  Q4   '01
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2002              2002         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(2,3) -- RETURN BEFORE TAXES     January 21, 1997       -0.27%            4.70%           4.96%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -1.60%            2.64%           2.87%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF SHARES(2)                                                         -0.18%            2.72%           2.91%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        6.01%            6.51%           6.54%
                                              -----------------------------------------------------------------
 LIPPER SHORT INVESTMENT GRADE UNIVERSE
 AVERAGE (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        4.37%            5.55%           5.71%
                                              -----------------------------------------------------------------
 LEHMAN SHORT 9-12 MONTH TREASURY INDEX        January 31, 1997        2.97%            5.34%           5.46%
---------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               ULTRASHORT BOND FUND
                                               FEES AND EXPENSES

As an investor in the UltraShort Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                  3.75%             None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                     0.40%            0.40%
 Distribution (12b-1) fee(2,3)           0.25%            0.75%
 Other expenses(1,3)                     0.68%            0.68%
 Total Fund operating expenses           1.33%            1.83%
 Fee waivers(1,2,3)                      0.68%            1.18%
 Net expenses(3)                         0.65%            0.65%

   ---------------

   (1) INTRUST is currently contractually waiving a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST and BISYS are limited to 0.65% for both Service shares and Premium shares.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through March 1, 2004.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               ULTRASHORT BOND FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
 - $10,000 INVESTMENT
 - 5% ANNUAL RETURN
 - REDEMPTION AT THE END OF EACH PERIOD
 - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1      3      5       10
 ULTRASHORT BOND FUND             YEAR   YEARS  YEARS   YEARS

 SERVICE SHARES                   $439   $706   $993   $1,809

 PREMIUM SHARES                   $ 66   $450   $859   $2,001
 ------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               INTERMEDIATE BOND FUND

    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with a competitive total return. A high level of current income is an important consideration in achieving the Fund's goal.



    PRINCIPAL                         The Fund normally invests at least 80% of its net assets,
    INVESTMENT STRATEGIES             plus borrowings for investment purposes, in bonds such as
                                      U.S. Government Securities, corporate bonds and asset-backed securities (including mortgage-backed securities) ("Bonds").
                                      A minimum of 65% of the Fund's total assets will be invested in Bonds that are rated, at the time of purchase, "A" or
                                      better by a primary credit rating agency and the Fund will seek to maintain a minimum average portfolio quality rating of "AA."



                                      Under normal conditions, the Fund intends to hold securities with a dollar weighted average maturity of between 3 and 5 years, when weighted according to the Fund's holdings. The maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer, or, in the case of asset-backed securities, the average life of
                                      such principal payments. The Fund focuses on maximizing
                                      income from bonds having strong credit qualities. The Fund's investment adviser may sell a security if its fundamental
                                      qualities deteriorate or to take advantage of more
                                      attractive yield opportunities.



    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      Other principal risks include:



    INTEREST RATE RISK                Interest rate risk is the chance that the market value of
                                      the bonds that the Fund holds will decline due to rising
                                      interest rates. Interest rate risk is greater for bonds with longer maturities and less for bonds with shorter
                                      maturities.



    PREPAYMENT RISK AND               The Fund's investments in mortgage-related securities are
    EXTENSION RISK                    subject to the risk that the principal amount of the
                                      underlying mortgage may be repaid prior to the bond's
                                      maturity date. Prepayment exposes the Fund to the risk of
                                      lower return upon subsequent reinvestment of the principal.
                                      When interest rates rise such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension risk the value of such securities may decline.



    CREDIT RISK                       Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.



    INCOME RISK                       Income risk is the chance that falling interest rates will cause the Fund's income to decline.



    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



The bar chart on this page shows how the Intermediate Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government/ Credit Bond Index, a widely recognized, unmanaged index generally representative of intermediate government and corporate bonds. The table also compares the Fund's performance to that of the Lipper Intermediate Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for the Premium Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance does not indicate how the Fund will perform in the future.


              INTERMEDIATE BOND FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURN -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                             7.36
----                                                                             ----
1999                                                                             -0.34
2000                                                                              9.66
2001                                                                              7.92
2002                                                                             10.25


 Best quarter:            4.59%    Q3   '02
 Worst quarter:          -0.78%    Q2   '99
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2002              2002         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(2,3) -- RETURN BEFORE TAXES     January 21, 1997       6.12%             6.08%           6.43%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               4.04%             3.78%           4.11%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF SHARES(2)                                                         3.76%             3.69%           3.97%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE
 GOVERNMENT/CREDIT BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)        January 31, 1997       9.82%             7.48%           7.58%
                                              -----------------------------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT
 GRADE UNIVERSE AVERAGE (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)        January 31, 1997       8.14%             6.36%           6.79%
---------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges.

(3) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               INTERMEDIATE BOND FUND
                                               FEES AND EXPENSES

As an investor in the Intermediate Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                  3.75%             None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                     0.40%            0.40%
 Distribution (12b-1) fee(2,3)           0.25%            0.75%
 Other expenses(1,3)                     0.68%            0.68%
 Total Fund operating expenses           1.33%            1.83%
 Fee waivers(1,2,3)                      0.57%            1.07%
 Net expenses(2)                         0.76%            0.76%

   ---------------

   (1) INTRUST is currently contractually waiving a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST and BISYS are limited to 0.76% for both Service shares and Premium Shares.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through March 1, 2004.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               INTERMEDIATE BOND FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1      3        5       10
 INTERMEDIATE BOND FUND           YEAR   YEARS   YEARS    YEARS

 SERVICE SHARES                   $450   $718   $1,007   $1,828

 PREMIUM SHARES                   $ 78   $463   $  873   $2,020
 --------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               KANSAS TAX-EXEMPT BOND FUND

    INVESTMENT OBJECTIVES             The Kansas Tax-Exempt Bond Fund's goal is to preserve
                                      capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.



    PRINCIPAL                         The Fund invests primarily in municipal bonds with
    INVESTMENT STRATEGIES             maturities ranging from 1 to 20 years. It is the intent of the Adviser to maintain a dollar weighted average portfolio maturity between 7 and 12 years. Under normal conditions,
                                      the Fund will invest, as a fundamental investment policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from
                                      Kansas state income taxes. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax. The Fund will not purchase securities which are rated, at the time of purchase, below "Baa" by Moody's Investor
                                      Services, Inc. or below "BBB" by Standard & Poors
                                      Corporation. The Fund is managed to provide an attractive
                                      yield from municipal bonds that have strong credit
                                      qualities. Municipalities with these strong credit qualities are more likely to offer a reliable stream of payments. The
                                      Fund's adviser may sell a security if its fundamental
                                      qualities deteriorate or to take advantage of more
                                      attractive yield opportunities.



    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      Other principal risks include:



    STATE SPECIFIC RISKS              State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its
                                      municipalities, is more vulnerable to unfavorable
                                      developments in Kansas than funds that invest in municipal bonds of many different states.



    INTEREST RATE RISK                Interest rate risk is the chance that the value of the bonds the Fund holds will decline over short or even long periods due to rising interest rates. Interest rate risk is greater for bonds with longer maturities or less for bonds with
                                      shorter maturities.



    INCOME RISK                       Income risk is the chance that falling interest rates will cause the Fund's income to decline.



    CREDIT RISK                       Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.



    CALL RISK                         Call risk is the chance that during periods of falling
                                      interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date.



    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.




                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               KANSAS TAX-EXEMPT BOND FUND

The bar chart and table on this page show how the Kansas Tax-Exempt Bond Fund and its predecessor have performed and how its performance has varied from year to year. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing in the table how the Fund's average annual returns compare with the returns of the Lehman Brothers 7-Year General Obligation Index and Municipal Index, each a widely recognized, unmanaged index generally representative of intermediate- and short-term municipal bonds.
The Fund has been in existence since December 10, 1990, but until May 17, 1997 the Fund was organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust. Prior to November 2000, the Fund was managed directly by INTRUST. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, without such fee reductions performance would be lower.
The returns for the Class A will differ from the Institutional Class returns because of differences in expenses of each class(2). Of course, past performance does not indicate how the Fund will perform in the future.


            PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS -- INSTITUTIONAL SHARES(1,2)

[BAR GRAPH IN %]

1993                                                                              10
----                                                                              --
1994                                                                             -2.27
1995                                                                              12.4
1996                                                                              3.95
1997                                                                               7.6
1998                                                                              5.73
1999                                                                             -2.63
2000                                                                              10.1
2001                                                                              4.39
2002                                                                              8.03

 Best quarter:            4.88%    Q1   '95
 Worst quarter:          -3.61%    Q1   '94
 ---------------------------------------------

------------
(1) These figures reflect year-by-year total returns for the Fund and the Kansas Tax Free Income Portfolio (the "Portfolio") and are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

(2) Class A had been previously designated as Premium Class prior to 2/28/02; Institutional Class had been previously designated Service Class and subject to a front-end sales charge prior to 2/28/02.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR, ENDED     FIVE YEARS, ENDED   TEN YEARS, ENDED
                                             DECEMBER 31, 2002    DECEMBER 31, 2002   DECEMBER 31, 2002
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN BEFORE TAXES             8.03%               5.03%               4.42%
                                            -----------------------------------------------------------
 INSTITUTIONAL CLASS(2,4)--RETURN BEFORE
 TAXES                                             3.12%               3.43%               5.62%
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     3.58%               4.13%               5.15%
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF SHARES                  3.66%               4.17%               5.11%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR
 GENERAL OBLIGATION INDEX                          9.99%               5.99%               6.34%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL INDEX           10.33%               6.07%               6.35%
-------------------------------------------------------------------------------------------------------

(3) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

(5) Returns represent Institutional Class performance for periods prior to 8/6/02 and include effect of contractual .75% 12b-1 fee. Class A and Institutional Class are invested in the same portfolio of securities.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               KANSAS TAX-EXEMPT BOND FUND
                                               FEES AND EXPENSES

As an investor in the Kansas Tax-Exempt Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       CLASS A SHARES   INSTITUTIONAL SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                  4.00%                None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        CLASS A SHARES   INSTITUTIONAL SHARES

 Management fee(1,3)                     0.30%               0.30%
 Distribution (12b-1) fee(2,3)           0.75%                None
 Other expenses(1,3)                     0.70%               0.70%
 Total Fund operating expenses           1.75%               1.00%
 Fee waivers(1,2,3)                      0.80%               0.40%
 Net expenses(3)                         0.95%               0.60%

   ---------------

   (1) INTRUST is currently contractually waiving a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST are limited to 0.60% for Institutional Shares and 0.95% for Class A Shares.

   (2) BISYS is currently contractually waiving .40% of its Distribution fee for the Class A Shares.

   (3) The contractual expense limitations are in effect through March 1, 2004.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               KANSAS TAX-EXEMPT BOND FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                   1      3        5        10
 KANSAS TAX-EXEMPT BOND FUND      YEAR   YEARS    YEARS    YEARS

 CLASS A SHARES                   $493   $828    $1,185   $2,191

 INSTITUTIONAL SHARES             $61    $251    $ 456    $1,048
 ---------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               MONEY MARKET FUND

    INVESTMENT OBJECTIVES             The Fund's objective is to provide investors current income, liquidity and the maintenance of a stable net asset value of
                                      $1.00 per share.
    PRINCIPAL                         The Fund invests primarily in high quality, U.S.
    INVESTMENT STRATEGIES             dollar-denominated short-term obligations which present
                                      minimal credit risks.
                                      The Fund invests in commercial paper, asset-backed
                                      securities, obligations of financial institutions and other high-quality money market instruments, including Yankee
                                      Dollar and Eurodollar bank certificates of deposit, that
                                      mature in thirteen months or less. Under normal conditions, the Fund will invest more than 25% of the Fund's total
                                      assets in the banking industry.
    PRINCIPAL                         The Fund may not achieve as high a level of current income
    INVESTMENT RISKS                  as other funds that do not limit their investments to the
                                      high quality securities in which the Fund invests. Investors in the Fund should also be aware of the following risks:
    CREDIT RISK                       The securities in which the Fund invests are subject
                                      generally to the credit risk that the issuer of a security may be unable to make principal and interest payments when they are due or may be unable to fulfill an obligation to
                                      repurchase securities from the Fund.
    CONCENTRATION RISK                Under normal conditions, the Fund will invest more than 25%
                                      of its assets in obligations issued by the banking industry.
                                      The Fund's policy of concentrating in the banking industry could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. The financial conditions of banks are largely dependent on the
                                      availability and cost of capital funds, and can fluctuate
                                      significantly when interest rates change.
    PREPAYMENT RISK AND               The Fund's investments in mortgage-related securities are
    EXTENSION RISK                    subject to the risk that the principal amount of this
                                      underlying mortgage may be repaid prior to the bond's
                                      maturity date. Prepayment exposes the Fund to the risk of
                                      lower return upon subsequent reinvestment of the principal.
                                      When interest rates rise such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension risk the value of such securities may decline.
    INTEREST RATE RISK                Interest rate risk is the chance that bond prices overall
                                      will decline over short or even long periods due to rising interest rates.
    INCOME RISK                       Income risk is the chance that falling interest rates will cause the Fund's income to decline.
    FOREIGN INVESTMENT RISK           Investing in U.S. dollar denominated foreign securities
                                      carries potential risks not associated with domestic
                                      securities.
    MANAGER RISK                      Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar
                                      investment objectives.
                                      An investment in the Fund is not a deposit of INTRUST Bank or any other bank and is not insured or guaranteed by the
                                      Federal Deposit Insurance Corporation or any other
                                      government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



The bar chart and table on this page show how the Money Market Fund has performed from year to year. The table includes the Fund's performance information since its inception. This information gives some indication of the risks of an investment in the Fund.
Both the bar chart and the table assume reinvestment of dividends and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for the Premium Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public.
Of course, past performance does not indicate how the Fund will perform in the future.


              MONEY MARKET FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                             5.09
----                                                                             ----
1999                                                                              4.8
2000                                                                             6.09
2001                                                                             3.94
2002                                                                             1.37

 Best quarter:            1.57%    Q3   '00
 Worst quarter:           0.30%    Q4   '02
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year.

                                                               AVERAGE ANNUAL TOTAL RETURNS(2)
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2002              2002         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS                                 January 23, 1997       1.37%             4.25%           4.38%
---------------------------------------------------------------------------------------------------------------

(2) For current yield information on the Fund, call 1-888-266-8787. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               MONEY MARKET FUND
                                               FEES AND EXPENSES

As an investor in the Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   None             None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                     0.25%            0.25%
 Distribution (12b-1) fee(2,3)           0.25%            0.75%
 Other expenses(1,3)                     0.62%            0.62%
 Total Fund operating expenses           1.12%            1.62%
 Fee waivers(1,2,3)                      0.54%            1.04%
 Net expenses(3)                         0.58%            0.58%

   ---------------

   (1) INTRUST is currently contractually waiving a portion of its management fees due from the Fund and reimbursing other expenses such that total expenses after fee waivers and expense reimbursements are limited to 0.59% for both Service shares and Premium shares.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through March 1, 2004.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                               [ICON]



                                               MONEY MARKET FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON MARCH 1, 2004
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                    1       3      5       10
 MONEY MARKET FUND                YEAR   YEARS  YEARS   YEARS
 SERVICE SHARES                   $60    $303   $566   $1,316

 PREMIUM SHARES                   $60    $410   $784   $1,835
 ------------------------------------------------------------

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

   INTRUST FINANCIAL SERVICES, INC. IS THE ADVISER TO AMERICAN INDEPENDENCE
   FUNDS.

   INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS

   This section of the prospectus provides a more complete description of the Funds' principal investment objectives, strategies and risks. Each Fund's investment objective is fundamental which means it may not be changed without shareholder approval. With respect to the 80% investment policy of each Fund (except for the Kansas Tax-Exempt Bond Fund), such Fund's limitation is non-fundamental; however, shareholders will receive 60 days advance notice of any change to the limitation. Additional descriptions of the Funds' risks, strategies and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information ("SAI"). The SAI also contains descriptions of each of the securities which the Fund may purchase.

   STOCK FUND

   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   To achieve this objective, the Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks including securities convertible into such stock, and at least 65% of its total assets in such stocks issued by U.S. companies with large market capitalizations at the time of purchase. The market capitalization of a company is equal to the number of outstanding shares of that company multiplied by the price of each share. A company with a market capitalization of over $5 billion is considered to have large market capitalization.

   In addition to common and preferred stock, the Fund may invest in securities convertible into such stocks. Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The Fund's investment strategy is to use a highly disciplined, bottom-up, value approach that invests in large capitalization issues that sell at reasonable prices relative to their objective earnings. The process intends to generate excess returns primarily through stock selection, attempting to create a portfolio that will permit the Fund to participate in up markets while using a valuation discipline (high price/earnings multiples are generally avoided) that tends to cushion the Fund in a downturn.

   By applying certain economic and quality criteria to the pool of large capitalization issues, the portfolio managers establish a smaller set of potential investments. The portfolio managers conduct a rigorous bottom-up analysis. Target prices and 12 month expected total returns are calculated for each stock. A risk/reward rationale is then considered, specifying required rates of return for each stock to adjust for downside risk. The stocks are ranked by the difference between expected total return less required rate of return. Stock selection and later, position size adjustments, are based on these rankings. The process is driven by stock selection, but in an attempt to control risk, portfolio sector weights are generally limited to plus or minus 100% of the S&P 500 Index sector weights (for example, the Fund may invest 25% of its assets in the healthcare sector when the Fund's benchmark index reflects a 50% healthcare weighting).

   Holdings have a closely monitored upside price objective and downside review point. When a security approaches its upside objective, it is reviewed to determine whether it has further appreciation potential.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                STOCK FUND
                                                CONTINUED

   If so, a new upside price is established and the downside review point is moved above the original cost to attempt to prevent "winners" from turning into "losers." If the security has reached fair valuation, it is sold.

   The downside review point is set at a 20% price decline, relative to the market, from its purchase price. At this point we reevaluate earnings analysis, revisit historical valuation ranges and re-examine management's strategy. Based on this review process, a decision will be made to sell or hold the security.

   The Fund may trade securities actively in response to market conditions. Its portfolio turnover may exceed 100%. This in turn could increase the Fund's transaction costs (which may adversely affect its performance) and may increase the amount of taxes you pay.

   RISK FACTORS

   The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

   INVESTMENT STYLE RISK

     Investment style risk is the chance that returns from large-capitalization stocks, selected using a value oriented approach, will trail returns from other asset classes or the overall stock market.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   MARKET RISK

     Market risk is the chance that the value of the Fund's investments in stocks will decline due to drops in the stock market.

   ADDITIONAL RISKS

   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money. Additionally, there can be no assurance that the Fund will achieve its investment objective.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]



                                                INTERNATIONAL MULTI-MANAGER
                                                STOCK FUND
   INVESTMENT OBJECTIVE
   The Fund's goal is to provide investors with long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks its investment objective by investing all of its assets in the International Equity Portfolio (the "Portfolio"), a series of the AMR Investment Services Trust ("AMR Trust"). The Portfolio is managed by AMR Investment Services, Inc. (the "Manager"), who allocates the assets of the Portfolio among four investment advisers. The Portfolio's investment objective is identical to the Fund's investment objective. The Fund may withdraw its assets from the Portfolio and invest its assets in another investment company or, alternatively, it may hire an investment adviser to manage the Fund's assets directly if the Fund's Board of Trustees determines that this action would be in the shareholders' best interest. For easier reading, the term "Fund" is used throughout this section to refer to either the Fund or the Portfolio.

   Under ordinary circumstances, at least 80% of its net assets, plus borrowings for investment purposes, are invested in common stocks and securities convertible into common stocks of issuers in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI-EAFE Index"). The MSCI-EAFE Index in comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

   The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

     - above-average earnings growth potential,

     - below-average price to earnings ratio,

     - below-average price to book value ratio, and

     - generate above-average dividend yields.

   The investment advisers will also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

   One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

   Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                INTERNATIONAL MULTI-MANAGER
                                                STOCK FUND
                                                CONTINUED

   grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as S&P or Moody's). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

   INVESTMENT ADVISERS

   The Manager provides investment management services to the Portfolio and allocates the assets of the Portfolio among the following investment advisers:

         Causeway Capital Management LLC
         Independence Investment LLC
         Lazard Asset Management LLC
         Templeton Investment Counsel, LLC

   While the allocation of assets among the sub-advisers may vary at any point in time, over time the Manager attempts to maintain an equal allocation among Lazard Asset Management LLC, Causeway Capital Management LLC and Templeton Investment Counsel, LLC with a significantly smaller allocation to Independence Investment LLC.

   PRINCIPAL RISK FACTORS

   The Fund faces the following general risks.

   MARKET RISK

     Market risk is the chance that the value of the Fund's investments in stocks will decline due to drops in the stock market.

   FOREIGN INVESTMENT RISK

     Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies,
     (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   DERIVATIVES RISK

     In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset interest rate or index. The investment advisers may use futures contracts, foreign forward contracts and options on futures as a hedge against foreign currency fluctuation. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund would lose money.
 30

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                ULTRASHORT BOND FUND

   INVESTMENT OBJECTIVE
   The Fund's goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve its investment objective, the Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in short-term Bonds previously defined on page 11. Under normal conditions, the Fund invests at least 65% of its total assets in Bonds that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories by a nationally recognized statistical rating organization such as Moody's or S&P, or if unrated will be of comparable quality.

   The Bonds in which the Fund will primarily invest include:

        - U.S. TREASURY OBLIGATIONS
        - U.S. GOVERNMENT AGENCY SECURITIES
        - COMMERCIAL PAPER
        - CORPORATE DEBT SECURITIES
        - MORTGAGE-RELATED SECURITIES
        - ASSET-BACKED SECURITIES
        - MUNICIPAL BONDS
        - VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS.

   Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The debt obligations in which the Fund invests will have maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer, or, in the case of asset-backed securities, the average life of such principal payments) which range from short-term (including overnight) to 12 years. Under normal conditions, the Fund intends to maintain an average maturity of between 1 and 2 years, when weighted according to the Fund's holdings.

   The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. Strategies emphasize the use of high quality instruments, broad diversification, and a targeted maturity which generally lines up very closely to the Lipper Short Investment Grade Universe Average.

   The Fund will not emphasize interest rate anticipation strategies to enhance returns. Rather, value will be added using a disciplined investment process for selecting undervalued securities, strategic diversification, effective trade execution, and a rigorous oversight process. The Fund invests across all sectors of the fixed-income market.

   The Fund's maturity structure will generally be structured fairly evenly across a shorter maturity spectrum with an average maturity of between one and three years. The average credit quality of the portfolio will be maintained at AA with all securities rated investment grade (rated "BBB" by Moody's or "Baa" by S&P or better by a primary credit rating agency) at time of purchase. Fixed income securities downgraded to below investment grade subsequent to purchase may be retained in the portfolio when deemed by the Fund's investment adviser to be in the best interest of Fund shareholders.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                ULTRASHORT BOND FUND
                                                CONTINUED

   RISK FACTORS

   The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

   INTEREST RATE RISK

     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater price sensitivity to changes in interest rates.

   CREDIT RISK

     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk is somewhat minimized by the Fund's policy of investing primarily in bonds rated within the three highest long-term or two highest short-term rating categories or comparable quality unrated securities and through adequate diversification among different issuers and industries.

   PREPAYMENT AND EXTENSION RISK

     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension risk, the value of such securities may decline.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   INCOME RISK

     Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   Additionally, there can be no assurance that the UltraShort Bond Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include:

     - Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral.

     - The sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments).

     - With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                INTERMEDIATE BOND FUND
   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with a competitive total return. A high level of current income is an important consideration in achieving the Fund's overall goal.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve its investment objective, the Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in Bonds which are fixed income securities defined below. Under normal conditions, the Fund will invest a minimum of 65% its total assets in Bonds rated "A" or better by a primary credit rating agency. The Fund will seek to maintain a minimum average portfolio quality rating equivalent to the second highest rating by a primary credit rating agency. All securities will be rated "BBB" by Moody's or "Baa" by S&P or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB or Baa subsequent to purchase may be retained in the portfolio when deemed by the Fund's investment adviser to be in the best interest of Fund shareholders.

   The Bonds in which the Fund will primarily invest include:

        - U.S. TREASURY OBLIGATIONS
        - U.S. GOVERNMENT AGENCY SECURITIES
        - COMMERCIAL PAPER
        - CORPORATE DEBT SECURITIES
        - MORTGAGE-RELATED SECURITIES
        - ASSET-BACKED SECURITIES
        - MUNICIPAL BONDS
        - VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS.

   Descriptions of these and other securities the Fund may purchase are included in the SAI. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate.

   The Fund's maturity structure will generally be balanced fairly evenly across the intermediate maturity spectrum. Under normal conditions, the Fund intends to maintain an average maturity of between three and five years, when weighted according to the Fund's holdings.

   The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. Strategies emphasize the use of high quality instruments, broad diversification, and a targeted maturity which generally lines up very closely to the Lehman Brothers Intermediate Government/Credit Bond Index. The Fund will not emphasize interest rate anticipation strategies to enhance returns. Rather, value will be added using a disciplined investment process for selecting undervalued securities, strategic diversification, effective trade execution, and a rigorous oversight process.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                INTERMEDIATE BOND FUND
                                                CONTINUED
   RISK FACTORS
   The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

   INTEREST RATE RISK
     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater price sensitivity to changes in interest rates.

   CREDIT RISK
     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk is somewhat minimized by the Fund's policy of investing primarily in bonds rated "A" or better by a primary credit rating agency comparable quality unrated securities and through adequate diversification among different issuers and industries.

   PREPAYMENT AND EXTENSION RISK
     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension risk, the value of such securities may decline.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to under perform other funds with similar investment objectives.

   INCOME RISK
     Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   Additionally, there can be no assurance that the Intermediate Bond Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include:

     - Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral.

     - The sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments).

     - With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]



                                                KANSAS TAX-EXEMPT BOND FUND
   INVESTMENT OBJECTIVE
   The investment objective of the Kansas Tax-Exempt Bond Fund is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve this objective, the Fund invests primarily in municipal obligations that are exempt from both federal and Kansas state income taxes. Under normal conditions, the Fund will invest at least 80% of its net assets in MUNICIPAL COMMERCIAL PAPER, MUNICIPAL LEASES, MUNICIPAL NOTES AND MUNICIPAL BONDS (collectively "Municipal Obligations") which produce interest that is exempt from federal income taxes and, in the opinion of bond counsel of the issues of Kansas obligations, is exempt from Kansas state income taxes. Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The remainder of the Fund may be invested in Municipal Obligations of other states and other investments stated in the Statement of Additional Information. Under normal conditions, the Fund will also invest at least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax.

   The Fund generally invests in obligations with maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer) ranging from 1 to 20 years. It is the intent of the Sub-Adviser to maintain a dollar weighted average portfolio maturity between 7 and 12 years. However, when the Sub-Adviser determines that the market conditions so warrant, the Fund can maintain an average weighted maturity of less than 7 years.

   The Fund attempts to achieve its investment objective of capital preservation with current income by maintaining a portfolio of securities with high credit quality. To this end, the Fund generally purchases full coupon bonds rather than zero coupon bonds. The Fund will not purchase securities which are rated, at the time of purchase, below "Baa" by Moody's or below "BBB" by S&P. The Fund may purchase non-rated securities if they have financial debt rates similar to bonds which are rated "A" or better by either Moody's or S&P. The Fund will not typically purchase industrial revenue bonds unless they have a published rating of "A" or better. The Fund may sell a security if it falls below the minimum credit quality required for purchase.

   When selecting securities, comparisons of the characteristics of available bonds are made to other Kansas bonds. The Fund uses interest rate forecasting for long-term trends rather than short-term purposes. Given the relatively limited supply of the type of securities which the Fund purchases, the Fund will not attempt to actively engage in short-term trading.

   The Sub-Adviser will attempt to keep any capital gains in the Fund to a minimum.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                KANSAS TAX-EXEMPT BOND FUND
                                                CONTINUED
   RISK FACTORS
   The Fund is subject to several risks, any of which could cause investors to lose money. These include:

   STATE SPECIFIC RISK

     State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states.

   INTEREST RATE RISK

     Interest rate risk is the chance that the value of the bonds the Fund holds will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for longer-term bonds. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater price sensitivity to changes in interest rates.

   INCOME RISK

     Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for longer-term bonds.

   CALL RISK

     Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains.

   CREDIT RISK

     Credit risk is the chance that bond issuers will fail to repay interest and principal in a timely manner, reducing the Fund's return.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   ADDITIONAL RISKS

   The price per share of the Kansas Tax-Exempt Bond Fund will fluctuate with changes in value of the investments held by the Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Fund is to provide investors with current income, liquidity and the maintenance of a stable net asset value of $1.00 per share.

   PRINCIPAL STRATEGIES

   In attempting to achieve its objective, the Fund invests all of its assets in high quality, U.S. dollar-denominated short-term money market instruments.

   The securities the Fund may purchase include:

         - U.S. GOVERNMENT OBLIGATIONS
         - COMMERCIAL PAPER
         - MASTER DEMAND NOTES
         - LOAN PARTICIPATION INTERESTS
         - MEDIUM-TERM NOTES
         - FUNDING AGREEMENTS
         - YANKEE DOLLAR BANK CERTIFICATES OF DEPOSIT
         - EURO DOLLAR BANK CERTIFICATES OF DEPOSIT
         - TIME DEPOSITS
         - BANKERS' ACCEPTANCES
         - ASSET-BACKED SECURITIES
         - REPURCHASE AGREEMENTS

   Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The Fund will only buy securities with the following credit qualities:

        - rated in the highest short-term categories by two rating organizations, such as "A-1" by S&P and "P-1" by Moody's at the time of purchase;

        - rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization; or

        - unrated securities that are determined to be of equivalent quality by the Adviser pursuant to guidelines approved by the Board and subject to ratification by the Board.

   The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes during periods when the Adviser believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Fund will not maintain this concentration. The Fund's policy of concentration in the banking industry increases the Fund's exposure to market conditions prevailing in that industry.

   Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                MONEY MARKET FUND
                                                CONTINUED

   RISK FACTORS
   The Money Market Fund attempts to maintain the net asset value of its shares at a constant $1.00 per share, although there can be no assurance that the Money Market Fund will always be able to do so. The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Fund invests.

   CONCENTRATION RISK

     The Fund's policy of concentrating in the banking industry could increase its exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

   MANAGER RISK

     The Money Market Fund, like all investment funds, is subject to the chance that poor security selection will cause the Money Market Fund to underperform other funds with similar investment objectives.

   INTEREST RATE RISK

     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

   CREDIT RISK

     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return. Credit risk is minimized by the Fund's policy of adequate diversification among issuers and industries and minimum credit risk requirements as required by Rule 2a-7 of the Investment Company Act of 1940.

   PREPAYMENT AND EXTENSION RISK

     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result of this extension rise, the value of such securities may decline.

   INCOME RISK

     Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                     [ICON]

                                                MONEY MARKET FUND
                                                CONTINUED

   FOREIGN INVESTMENT RISK
     The Fund may invest in foreign securities which will involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities.

   OTHER CONSIDERATIONS. If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. Additionally, there can be no assurance that a Fund will achieve its investment objective.

  FUND MANAGEMENT

         [ICON]

                            THE INVESTMENT ADVISER
   INTRUST Financial Services, Inc. ("INTRUST"), 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank N.A., founded in 1876, is a national banking association, that provides a full range of banking and trust services to over 2,300 trust clients. As of December 31, 2002, total assets under management were approximately $2.5 billion. Through its portfolio management team, INTRUST continuously reviews, supervises and administers each of the Funds' investment programs.
   For these advisory services, the Funds paid INTRUST as follows during their fiscal year ended October 31, 2002:

                                                   PERCENTAGE OF
                                             AVERAGE DAILY NET ASSETS
                                                 AS OF 10/31/2002
                                          ------------------
     Stock Fund                                        0.84%
                                          ------------------------------
     International Multi-Manager
     Stock Fund                                        0.35%
                                          ------------------------------
     UltraShort Bond Fund                              0.14%
                                          ------------------------------
     Intermediate Bond Fund                            0.25%
                                          ------------------------------
     Kansas Tax-Exempt Bond Fund                       0.15%
                                          ------------------------------
     Money Market Fund                                 0.15%
    ---------------------------------------------------------------------

   INTRUST waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Stock Fund, 1.00%; International Multi-Manager Stock Fund, 0.40%; UltraShort Bond Fund, 0.40%; Intermediate Bond Fund, 0.40%; Kansas Tax-Exempt Bond Fund, 0.30%; and Money Market Fund, 0.25%.
   PORTFOLIO MANAGERS
   Under the International Multi-Manager Stock Fund's investment advisory agreement, INTRUST invests the Fund's assets in the Portfolio and continuously reviews, supervises and monitors the Portfolio's investment program.
   Thomas S. Gangel, President at INTRUST since August 2001, is responsible for the management activities carried out by INTRUST regarding the International Multi-Manager Stock Fund. Prior to August 2001, Mr. Gangel was Vice President and Director of Strategy and Research at INTRUST Bank since June 1997. Mr. Gangel has over 15 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. Mr. Gangel is also responsible for the investment management oversight for INTRUST in its role as adviser to the Stock Fund, UltraShort Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund and Money Market Fund. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to October 2000, INTRUST furnished portfolio management services to Kansas Tax Exempt Bond Fund. Prior to his employment with INTRUST, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997.

  FUND MANAGEMENT

         [ICON]

   SUB-ADVISERS

   Galliard Capital Management, Inc. Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is subadviser to the UltraShort Bond Fund, the Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund. Galliard, a wholly-owned subsidiary of Wells Fargo Bank Minnesota, was formed July 1, 1995 to specialize in the management of institutional fixed income portfolios. Karl Tourville and Richard Merriam are co-managers of the UltraShort Bond Fund and the Intermediate Bond Fund. Mr. Tourville has over ten years of investment experience and has been a managing partner of Galliard since July 1995. Mr. Merriam has 15 years of investment experience and has been a managing partner of Galliard since July 1995. Robert A. Campbell, a senior portfolio manager with Galliard since August, 2000 is the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996). Prior to November, 2000, the Kansas Tax-Exempt Bond Fund was managed directly by INTRUST.

   AMR Investment Services, Inc. AMR, located at 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., serves as the subadviser to the Money Market Fund and the Stock Fund. AMR was organized in 1986 to provide business management, advisory, administrative and asset management consulting services. American Airlines, Inc. is not responsible for investments made by AMR.

   AMR has retained Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") to provide portfolio investment management and related recordkeeping services for the Stock Fund. Barrow Hanley, 3232 McKinney Avenue, 15th floor, Dallas, Texas 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $24.5 billion as of December 31, 2002. Prior to December 1999, the Stock Fund was managed by another subadviser. Barrow Hanley employs a team of portfolio managers, research analysts and other investment management professionals to manage the Stock Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

   INTERNATIONAL EQUITY PORTFOLIO

   AMR also serves as investment manager and administrator to the Portfolio. William F. Quinn has served as President of AMR since it was founded in 1986 and Nancy A. Eckl has served as Vice President-Trust Investments of AMR since May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Portfolio. The AMR Trust and AMR also entered into a Management Agreement dated October 1, 1995, as amended December 17, 1996, July 25, 1997, September 1, 1998, January 1, 1999, May 19, 2000 and October 17, 2001, that obligates AMR to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust.

   Independence Investment LLC, Lazard Asset Management LLC, Causeway Capital Management LLC and Templeton Investment Counsel, LLC currently serve as investment advisers to the Portfolio. None of these portfolio advisers provide any services to the Portfolio except for portfolio investment management and related recordkeeping services.

  FUND MANAGEMENT

         [ICON]

                           INTERNATIONAL EQUITY PORTFOLIO
                           CONTINUED

   - Causeway Capital Management LLC ("Causeway"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Portfolio.

   - Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services.

   - Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112, is a subsidiary of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services.

   - Templeton Investment Counsel, LLC, 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.
   THE DISTRIBUTOR

   BISYS Fund Services is the Funds' Distributor. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

  SHAREHOLDER INFORMATION

                 [ICON]

                                PRICING OF FUND SHARES

--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

You can find most Funds' NAV daily in The Wall Street Journal and other newspapers. The NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

MONEY MARKET FUND

The Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12 noon, Eastern time on days the New York Stock Exchange is open. The Money Market Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

OTHER FUNDS

Per share net asset value (NAV) for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund plus any applicable shareholder fees. This is what is known as the offering price.

A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of the Fund. Trading in foreign securities in some countries may not take place on all Fund business days and may take place in various foreign markets on days on which the International Multi-Manager Stock Fund's NAV is not calculated. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. However, unless the Fund's Manager determines that the value of the already-priced foreign securities would be materially affected before the Fund's NAV is determined, no adjustment will be made for the differing times in pricing. Should an adjustment in pricing be deemed necessary, then the fair value of those securities will be determined by consideration of other factors by or under the direction of AMR Trust's Board of Trustees.

All securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Funds' Board of Trustees, or in the case of the International Multi-Manager Stock Fund, the AMR Trust's Board of Trustees.

  SHAREHOLDER INFORMATION

                 [ICON]

                                PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the American Independence Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.* If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


                                               MINIMUM       MINIMUM
                                               INITIAL      SUBSEQUENT
                 ACCOUNT TYPE                 INVESTMENT    INVESTMENT
 Regular (non-retirement)                       $1,000         $50
 ---------------------------------------------------------------------
 Retirement (IRA)                               $  250         $50
 ---------------------------------------------------------------------
 Automatic Investment Plan                      $1,000         $50
 ---------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

* Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

   -----------------------------------------------------------------------------

   AVOID BACKUP TAX WITHHOLDING

   Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   -----------------------------------------------------------------------------

                                                        QUESTIONS?
                                                 Call 888-266-8787 or your
                                                 investment representative.

  SHAREHOLDER INFORMATION

                 [ICON]



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "American Independence Funds Trust."

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

Subsequent:
1. Use the investment slip attached to your account statement.
   Or, if unavailable,
2. Include the following information on a piece of paper:
   - Fund name
   - Share class
   - Amount invested
   - Account name
   - Account number
   Include your account number on your check.
3. Mail to: American Independence Funds Trust,
 P.O. Box 182498, Columbus, OH 43219-2498.
BY OVERNIGHT SERVICE
See instructions 1-2 above for subsequent investments.
3. Send to: American Independence Funds,
   c/o BISYS Fund Services,
   Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.


   ELECTRONIC VS. WIRE TRANSFER
   Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

   ELECTRONIC PURCHASES
   Your bank must participate in the Automated Clearing House (ACH) and must be a United States bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (888) 266-8787. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

  SHAREHOLDER INFORMATION

                 [ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.
   Please phone the Funds at (888) 266-8787 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

    - Your bank name, address and account number
    - The amount you wish to invest automatically (minimum $50)
    - When you want to invest (on either the fifth or twentieth day of each month)
    - Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Service Class shares than for Premium Class shares, because Premium Class shares are subject to higher shareholder servicing expenses and Rule 12b-1 fees. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before a distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION

                 [ICON]

                                SELLING YOUR SHARES

INSTRUCTIONS FOR SELLING SHARES
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Your investment representative is responsible for transmitting your sell order by close of business and may have an earlier cut-off time for sell requests. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (888) 266-8787 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL

     1. Call (888) 266-8787 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: American Independence Funds, P.O. Box 182498 Columbus, OH 43219-2498

   BY OVERNIGHT SERVICE

     See instruction 1 above.
     2. Send to: American Independence Funds, c/o BISYS Fund Services, Attn:
        T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Note: Your financial institution may also charge a wire transfer fee.

   Call (888) 266-8787 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

  SHAREHOLDER INFORMATION

                 [ICON]

                                SELLING YOUR SHARES
                                CONTINUED

   ELECTRONIC REDEMPTIONS
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call (888) 266-8787 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and, after the transaction clears, the proceeds credited within 8 days.

   SYSTEMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
    - Make sure you've checked the appropriate box on the Account Application. Or call (888) 266-8787.
    - Include a voided personal check.
    - Your account must have a value of $10,000 or more to start withdrawals.
    - If the value of your account falls below $500 as a result of a redemption, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION

                 [ICON]

                                SELLING YOUR SHARES
                                CONTINUED

   REDEMPTION BY CHECK WRITING -- MONEY MARKET FUND

   Each month you may write checks in amounts of $500 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You must maintain the minimum required account balance of $500 and you may not close your Money Market Fund account by writing a check.
                                GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN
   WRITING REQUIRED
   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").
   2. Redemption requests requiring a signature guarantee which include each of the following:
     - Your account registration or the name(s) in your account has changed within the last 10 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owners of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration.
     - The redemption proceeds are being wired to bank instructions currently not on your account.

   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION

                 [ICON]

                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares by wire.

   POSTPONEMENT OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

  SHAREHOLDER INFORMATION

                 [ICON]

                                DISTRIBUTION ARRANGEMENTS

   This section describes
   the distribution and
   service fees you will pay
   as an investor in
   different share classes
   offered by the Fund.

     TYPES OF CHARGES                     SERVICE CLASS OR CLASS A SHARES       PREMIUM OR INSTITUTIONAL SHARES
     Sales Charge (Load)                  Front-end sales charge (not           None.
                                          applicable to money market fund);
                                          reduced sales charges available.
     Distribution and Service (12b-1)     Subject to annual distribution        Subject to annual distribution
     Fee                                  fees of up to 0.25% of the Fund's     fees of up to 0.75% of the Fund's
                                          average daily net assets.*            average daily net assets.*
     Service Organization Fee             Subject to annual Service             Subject to annual Service
                                          Organization fees of up to 0.25%      Organization fees of up to 0.25%
                                          of the Fund's average daily net       of the Fund's average daily net
                                          assets.                               assets.
     Fund Expenses                        Lower annual expenses than Premium    Higher annual expenses than
                                          or Institutional Class shares.        Service Class shares.*

   ---------------
   * Except for the Kansas Tax-Exempt Bond Fund; Class A Shares are subject to a .35% 12b-1 fee; and Institutional Class is not subject to a 12b-1 fee.

   CALCULATION OF SALES CHARGES
   Service Class shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates applicable to Service Class shares of the Stock Fund and the International Multi-Manager Stock Fund are as follows:

                                              SALES CHARGE     SALES CHARGE
                                               AS A % OF         AS A % OF
                 YOUR INVESTMENT             OFFERING PRICE   YOUR INVESTMENT
      -----------------------------------------------------------------------
      $0 up to $99,999                           5.00%             5.26%
      -----------------------------------------------------------------------
      $100,000 up to $249,999                    4.00%             4.17%
      -----------------------------------------------------------------------
      $250,000 up to $499,999                    3.00%             3.09%
      -----------------------------------------------------------------------
      $500,000 up to $999,999                    2.50%             2.56%
      -----------------------------------------------------------------------
      $1,000,000 and above                       2.00%             2.04%

  SHAREHOLDER INFORMATION

                 [ICON]

                                 DISTRIBUTION ARRANGEMENTS
                                 CONTINUED

   The current sales charge rates applicable to Service Class shares of the UltraShort Bond Fund and the Intermediate Bond Fund are as follows:

                                              SALES CHARGE     SALES CHARGE
                                               AS A % OF         AS A % OF
                 YOUR INVESTMENT             OFFERING PRICE   YOUR INVESTMENT
      -----------------------------------------------------------------------
      $0 up to $99,999                           3.75%             3.90%
      -----------------------------------------------------------------------
      $100,000 up to $249,999                    3.50%             3.63%
      -----------------------------------------------------------------------
      $250,000 up to $499,999                    3.00%             3.09%
      -----------------------------------------------------------------------
      $500,000 up to $999,999                    2.50%             2.56%
      -----------------------------------------------------------------------
      $1,000,000 and above                       2.00%             2.04%

   There are no sales charges applicable to Money Market Fund shares. There are no sales charges applicable to Premium Class shares.

   The current sales charge applicable to Class A shares of the Kansas Tax-Exempt Bond Fund are as follows:

                                              SALES CHARGE     SALES CHARGE
                                               AS A % OF         AS A % OF
                 YOUR INVESTMENT             OFFERING PRICE   YOUR INVESTMENT
      -----------------------------------------------------------------------
      $0 up to $49,999                           4.00%             4.17%
      -----------------------------------------------------------------------
      $50,000 up to $99,999                      3.50%             3.63%
      -----------------------------------------------------------------------
      $100,000 up to $249,999                    3.00%             3.09%
      -----------------------------------------------------------------------
      $250,000 up to $499,999                    2.25%             2.31%
      -----------------------------------------------------------------------
      $500,000 up to $999,999                    1.50%             1.52%
      -----------------------------------------------------------------------
      $1,000,000 and above                        .75%             0.76%

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Service Class shares are available to shareholders with investments of $100,000 or more ($50,000 in the case of Kansas Tax-Exempt Bond Fund's Class A shares). In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

  SHAREHOLDER INFORMATION

                 [ICON]

                                 DISTRIBUTION ARRANGEMENTS
                                 CONTINUED

   - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS

   The following qualify for waivers of sales charges applicable to Service Class and Class A shares:

   - Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

   - Officers, trustees and employees of the Funds; officers, directors, advisory board members, employees and retired employees of INTRUST Bank and its affiliates; and officers, directors and employees of any firm providing the Funds with legal, administrative, distribution, marketing, investment advisory or other services (and spouses, children and parents of each of the foregoing);

   - Investors for whom INTRUST Bank or its affiliates, as INTRUST correspondent bank, any sub-adviser or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

   - Fund shares purchased with the proceeds from a distribution from an account for which INTRUST Bank or its affiliates acts in a fiduciary, advisory, custodial, agency, or similar capacity (this waiver applies only to the initial purchase of a Fund subject to a sales load);

   - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan a 403(b) plan, a 457 plan or other defined contribution plan, which by its terms permits the purchase of Shares;

   - Shares purchased in connection with "wrap" type investment programs, non-transaction fee investment programs, and programs offered by fee-based financial planners, and other types of financial institutions (including omnibus service providers).
   -----------------------------------------------------------------------------
   REINSTATEMENT PRIVILEGE
   If you have sold Service Class shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on the amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
   -----------------------------------------------------------------------------

   DISTRIBUTION (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   Premium Class shares (and Class A shares of the Kansas Tax-Exempt Bond Fund) pay a 12b-1 fee of up to .75% of the average daily net assets of a Fund's applicable Class. The Distributor has contractually agreed to limit the 12b-1 fee of the Class A shares of the Kansas Tax-Exempt Bond Fund to .35% of the average daily net assets of such Fund's class. Service Class (except for the Kansas Tax-Exempt Bond Fund) shares pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund's Service Class shares. The Institutional Class Shares of the Kansas Tax-Exempt Bond Fund are not subject to a 12b-1 fee.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

  SHAREHOLDER INFORMATION

                 [ICON]



                                 DISTRIBUTION ARRANGEMENTS
                                 CONTINUED

   SERVICE ORGANIZATION FEES
   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these sales channels. Service Class, Class A, Institutional Class and Premium Class shareholders may pay a service organization an additional fee of up to 0.25% of the daily net assets of a Fund attributable to such class for services such as record keeping, communication with and education of shareholders, and asset allocation services.

   MASTER-FEEDER FUND ARRANGEMENTS
   The International Multi-Manager Stock Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in another investment company with the same investment objective. The Fund invests all of its assets in the International Equity Portfolio (the "Portfolio"), a series of the AMR Investment Services Trust. The Fund may withdraw its assets from the Portfolio and invest its assets in another investment company or, alternatively, it may hire an investment adviser to manage the Fund's assets directly if the Fund's Board of Trustees determines that this action would be in the shareholders' best interests. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. Other large investors also invest in the Portfolio and may affect the Fund if they, for example, choose to leave the Portfolio or to vote to change the investment objective of the Portfolio.

  SHAREHOLDER INFORMATION

                 [ICON]

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Money Market Fund, the Intermediate Term Bond Fund, the UltraShort Bond Fund and the Kansas Tax-Exempt Bond Fund are paid monthly. Dividends on the Stock Fund and the International Multi-Manager Stock Fund are paid annually. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that it's holding for more than one year, and are the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

   Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

   The Kansas Tax-Exempt Bond Fund intends to distribute tax-exempt income, however, any capital gains distributed by the Fund may be taxable. The Kansas Tax-Exempt Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

  SHAREHOLDER INFORMATION

                 [ICON]

                                EXCHANGING YOUR SHARES

Shares of any Fund in the Trust offered by this prospectus may be exchanged for shares of the same class in any other Fund. You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.
NOTES ON EXCHANGES
 - The registration and tax identification numbers of the two accounts must be identical.
 - The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.
 - No transaction fees are charged for exchanges. However, when exchanging from a fund that has no sales charge or a lower charge to a Fund with higher sales charge, you will pay the difference.
 - To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to American Independence Funds, P.O. Box 182498, Columbus OH 43218-2499, or by calling (888) 266-8787.
Please provide the following information:

 - Your name and telephone number

 - The exact name on your account and account number

 - Taxpayer identification number (usually your Social Security number)

 - Dollar value or number of shares to be exchanged

 - The name of the Fund from which the exchange is to be made

 - The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.

  FINANCIAL HIGHLIGHTS

              [ICON]

   FINANCIAL HIGHLIGHTS

   The financial highlights tables are intended to help you understand each of the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This financial information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the American Independence Funds Trust Annual Report. You may obtain a free copy of the Annual Report by calling 1-888-266-8787. Information for Premium Class is not shown since the class had not commenced operations during the periods shown.

                                                                        STOCK FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.64    $ 11.09    $ 10.33    $  12.07   $  11.31
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.17       0.15       0.18        0.11       0.07
      Net realized and unrealized gains (losses)
        from investments                             (1.56)     (0.42)      1.09       (0.03)      1.28
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities             (1.39)     (0.27)      1.27        0.08       1.35
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.15)     (0.18)     (0.11)      (0.09)     (0.05)
      Net realized gains from investment
        transactions                                    --         --      (0.40)      (1.73)     (0.54)
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.15)     (0.18)     (0.51)      (1.82)     (0.59)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  9.10    $ 10.64    $ 11.09    $  10.33   $  12.07
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)        (13.32%)    (2.45%)    13.39%       0.56%     12.49%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $66,457    $73,463    $83,791    $103,380   $100,524
      Ratio of expenses to average net assets         1.29%      1.29%      1.26%       1.29%      1.32%
      Ratio of net investment income to average
        net assets                                    1.65%      1.27%      1.76%       0.89%      0.66%
      Ratio of expenses to average net assets*        1.87%      1.86%      1.83%       1.84%      1.70%
      Portfolio turnover rate                        30.01%     34.00%     87.85%     112.35%    102.36%

    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

  FINANCIAL HIGHLIGHTS

              [ICON]

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                             INTERNATIONAL MULTI-MANAGER STOCK FUND
                                                                         SERVICE CLASS
                                                      ----------------------------------------------------
                                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                                      10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
    NET ASSET VALUE, BEGINNING OF PERIOD              $  9.24    $ 12.70    $ 13.15    $ 11.14    $ 10.97
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                              0.10       0.12       0.16       0.21       0.18
      Net realized and unrealized gains (losses)
        from investments                                (1.05)     (1.97)      0.17       1.95       0.21
    ------------------------------------------------------------------------------------------------------
        Total from Investment Activities                (0.95)     (1.85)      0.33       2.16       0.39
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                             (0.06)     (0.08)     (0.18)     (0.15)     (0.13)
      Net realized gains from investment
        transactions                                       --      (1.53)     (0.60)        --      (0.09)
    ------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.06)     (1.61)     (0.78)     (0.15)     (0.22)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $  8.23    $  9.24    $ 12.70    $ 13.15    $ 11.14
    ------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           (10.34%)   (16.83%)     2.16%     19.61%      3.61%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $46,558    $48,043    $60,169    $63,441    $55,505
      Ratio of expenses to average net assets(b)         1.21%      1.22%      1.15%      1.09%      1.29%
      Ratio of net investment income to average net
        assets(b)                                        1.09%      1.09%      1.17%      1.57%      1.55%
      Ratio of expenses to average net assets*(b)        1.68%      1.69%      1.63%      1.57%      1.59%
      Portfolio turnover rate(a)                        43.00%     36.00%     45.05%     62.67%     23.54%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    (a) Portfolio turnover rate represents that of the International Equity Portfolio.

   (b) These ratios include expenses charged from the International Equity Portfolio.

  FINANCIAL HIGHLIGHTS

              [ICON]

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 ULTRASHORT BOND FUND(*)
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.40    $  9.96    $  9.90    $ 10.20    $ 10.08
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.38       0.53       0.56       0.53       0.57
      Net realized and unrealized gains (losses)
        from investments                             (0.18)      0.44       0.06      (0.30)      0.12
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.20       0.97       0.62       0.23       0.69
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.38)     (0.53)     (0.56)     (0.53)     (0.57)
      Net realized gains from investment
        transactions                                 (0.05)        --         --(a)      --         --
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.43)     (0.53)     (0.56)     (0.53)     (0.57)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 10.17    $ 10.40    $  9.96    $  9.90    $ 10.20
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          2.02%     10.02%      6.47%      2.35%      6.96%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $48,579    $47,624    $51,984    $61,302    $61,371
      Ratio of expenses to average net assets         0.65%      0.65%      0.64%      0.65%      0.67%
      Ratio of net investment income to average
        net assets                                    3.71%      5.26%      5.64%      5.31%      5.59%
      Ratio of expenses to average net assets**       1.33%      1.28%      1.29%      1.30%      1.13%
      Portfolio turnover rate                        66.57%     65.87%     57.96%     58.94%     55.75%

    * Prior to March 1, 2002, the Fund was named Short-Term Bond Fund.
    ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    (a) Distribution per share was less than $0.005.

  FINANCIAL HIGHLIGHTS

              [ICON]

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  INTERMEDIATE BOND FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.54    $  9.82    $  9.86    $ 10.43    $ 10.21
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.55       0.56       0.58       0.57       0.59
      Net realized and unrealized gains (losses)
        from investments                              0.15       0.72      (0.04)     (0.56)      0.22
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.70       1.28       0.54       0.01       0.81
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.53)     (0.56)     (0.58)     (0.58)     (0.59)
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.53)     (0.56)     (0.58)     (0.58)     (0.59)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 10.71    $ 10.54    $  9.82    $  9.86    $ 10.43
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          6.87%     13.35%      5.75%      0.11%      8.16%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $48,006    $45,447    $46,092    $56,091    $52,993
      Ratio of expenses to average net assets         0.76%      0.76%      0.76%      0.76%      0.78%
      Ratio of net investment income to average
        net assets                                    5.29%      5.49%      6.01%      5.69%      5.74%
      Ratio of expenses to average net assets*        1.33%      1.29%      1.31%      1.31%      1.14%
      Portfolio turnover rate                       135.72%     93.61%     37.86%     46.98%     39.07%

    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

  FINANCIAL HIGHLIGHTS

              [ICON]



   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           KANSAS TAX-EXEMPT BOND FUND
                                        ------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS*                     CLASS A
                                        ----------------------------------------------------   -----------
                                          YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                         ENDED      ENDED      ENDED      ENDED      ENDED        ENDED
                                        10/31/02   10/31/01   10/31/00   10/31/99   10/31/98   10/31/02(A)
    NET ASSET VALUE, BEGINNING OF
      PERIOD                            $  10.86   $  10.35   $  10.12   $  10.90   $  10.73     $10.83
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                 0.44       0.46       0.47       0.47       0.53       0.09
      Net realized and unrealized
        gains (losses) from
        investments                         0.07       0.51       0.23      (0.73)      0.20       0.10
    ------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                        0.51       0.97       0.70      (0.26)      0.73       0.19
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                (0.43)     (0.46)     (0.47)     (0.47)     (0.53)     (0.09)
      Net realized gains from
        investment transactions               --         --         --      (0.05)     (0.03)        --
    ------------------------------------------------------------------------------------------------------
        Total Distributions                (0.43)     (0.46)     (0.47)     (0.52)     (0.56)     (0.09)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $  10.94   $  10.86   $  10.35   $  10.12   $  10.90     $10.93
    ------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                           4.84%      9.58%      7.10%     (2.51%)     7.01%      4.16%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)                           $150,525   $142,848   $140,633   $145,607   $132,917     $  553
      Ratio of expenses to average net
        assets                              0.60%      0.60%      0.60%      0.54%      0.21%      0.95%(c)
      Ratio of net investment income
        to average net assets               4.05%      4.34%      4.62%      4.44%      4.90%      3.45%(c)
      Ratio of expenses to average net
        assets**                            1.00%      1.15%      1.12%      1.14%      1.00%      0.97%(c)
      Portfolio turnover rate              13.63%      9.62%      5.88%     21.26%     13.51%     13.63%(b)

    * Prior to March 1, 2002, the Class was named Service Class.

    ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    (a) Commencement of operations for Class A was 8/6/02.

   (b) Not annualized.

   (c) Annualized.

  FINANCIAL HIGHLIGHTS

              [ICON]

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                    MONEY MARKET FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                          0.015      0.045      0.058      0.046      0.050
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities             0.015      0.045      0.058      0.046      0.050
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                         (0.015)    (0.045)    (0.058)    (0.046)    (0.050)
    ---------------------------------------------------------------------------------------------------
        Total Distributions                         (0.015)    (0.045)    (0.058)    (0.046)    (0.050)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    ---------------------------------------------------------------------------------------------------
        Total Return                                  1.55%      4.63%      5.95%      4.70%      5.13%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $72,022    $73,298    $73,727    $97,364    $50,746
      Ratio of expenses to average net assets         0.58%      0.59%      0.60%      0.59%      0.67%
      Ratio of net investment income to average
        net assets                                    1.53%      4.65%      5.76%      4.61%      5.04%
      Ratio of expenses to average net assets*        1.12%      1.12%      1.13%      1.13%      1.03%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

  AMERICAN INDEPENDENCE FUNDS


                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:



                                      -  Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;



                                      -  Account History, including information about the transactions and balances in a customer's accounts; and



                                      -  Correspondence, written, telephonic or electronic between a customer and
                                         American Independence Funds or service providers to American
                                         Independence Funds.



    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with American Independence Funds under one or more of these circumstances:



                                      -  As Authorized -- if you request or authorize the disclosure of the information.



                                      -  As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                         Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.



                                      -  Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.



    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION



                                      -  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                         Independence Funds; and



                                      -  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.

For more information about the American Independence Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting INTRUST or a broker that sells the Funds. Or contact us at:

                            AMERICAN INDEPENDENCE FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-888-266-8787

                            Address for Trust Clients of INTRUST
                            Bank, N.A.:
                            105 North Main Street
                            Box One
                            Wichita, Kansas 67202

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.